FI - Own credit gains/(losses) on fair value option elected instruments (Details 18) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Gains/(losses) recorded into AOCI	SFr (2,035)	SFr (1,156)
Gains/(losses) recorded into AOCI, Cumulatively	(2,673)
Gains/(losses) recorded into AOCI transferred to net income	32	0
Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(15)	(35)
Gains/(losses) recorded into AOCI, Cumulatively	(50)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	(63)	(1)
Gains/(losses) recorded into AOCI, Cumulatively	(63)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	(1,957)	(1,120)
Gains/(losses) recorded into AOCI, Cumulatively	(2,560)
Gains/(losses) recorded into AOCI transferred to net income	32	0
Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(1,246)	(893)
Gains/(losses) recorded into AOCI, Cumulatively	(1,872)
Gains/(losses) recorded into AOCI transferred to net income	27	0
Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(702)	(204)
Gains/(losses) recorded into AOCI, Cumulatively	(675)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank
Financial instruments
Gains/(losses) recorded into AOCI	(1,846)	(1,224)
Gains/(losses) recorded into AOCI, Cumulatively	(2,542)
Gains/(losses) recorded into AOCI transferred to net income	32	0
Bank | Due to banks and customer deposits
Financial instruments
Gains/(losses) recorded into AOCI	(15)	(36)
Gains/(losses) recorded into AOCI, Cumulatively	(50)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank | Short-term borrowings
Financial instruments
Gains/(losses) recorded into AOCI	(63)	(1)
Gains/(losses) recorded into AOCI, Cumulatively	(63)
Gains/(losses) recorded into AOCI transferred to net income	0	0
Bank | Long-term debt
Financial instruments
Gains/(losses) recorded into AOCI	(1,768)	(1,187)
Gains/(losses) recorded into AOCI, Cumulatively	(2,429)
Gains/(losses) recorded into AOCI transferred to net income	32	0
Bank | Long-term debt - of which structured notes over two years
Financial instruments
Gains/(losses) recorded into AOCI	(1,246)	(892)
Gains/(losses) recorded into AOCI, Cumulatively	(1,872)
Gains/(losses) recorded into AOCI transferred to net income	27	0
Bank | Long-term debt - of which treasury debt over two years
Financial instruments
Gains/(losses) recorded into AOCI	(513)	(271)
Gains/(losses) recorded into AOCI, Cumulatively	(544)
Gains/(losses) recorded into AOCI transferred to net income	SFr 0	SFr 0